Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues from sale of products	$ 6,261	$ 5,347	$ 9,613
Revenues from development services	12,265	12,943	12,372
Revenues from license agreements and royalties	160	8,206	1,778
Total revenues	18,686	26,496	23,763
Cost of revenues from sale of products	4,927	3,184	4,983
Cost of revenues from development services	10,177	9,829	9,907
Cost of revenues from license agreements	4	318	102
Total cost of revenues	15,108	13,331	14,992
Gross profit	3,578	13,165	8,771
Research and development	7,467	10,181	10,256
Selling and marketing	4,844	3,725	3,388
General and administrative	6,768	6,920	6,348
Other (income) expenses	(211)	684	0
Total operating expenses	18,868	21,510	19,992
Operating loss	(15,290)	(8,345)	(11,221)
Financial income	10,651	461	11
Financial expense	(1,892)	(11,637)	(2,314)
Financing income (expenses), net	8,759	(11,176)	(2,303)
Loss before taxes on income	(6,531)	(19,521)	(13,524)
Taxes on income	(185)	(78)	(27)
Net loss	(6,716)	(19,599)	(13,551)
Other comprehensive income (loss):
Foreign currency translation adjustments	(13)	14	21
Total comprehensive loss	$ (6,729)	$ (19,585)	$ (13,530)
Loss per share data:
Basic net loss per share - USD	$ (0.75)	$ (3.93)	$ (3.48)
Diluted net loss per share - USD	$ (0.75)	$ (3.93)	$ (3.48)
Number of shares used in calculating basic loss per share	9,013,144	4,987,069	3,892,068
Number of shares used in calculating diluted loss per share	9,013,144	4,987,069	3,892,068